Accrued Expenses and Other (Schedule of Accrued Expenses and Other) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Advance payments from customers	€ 29,350	€ 29,621
Accrual for onerous contracts	125	446
Deferred revenue	5,938	6,340
Accrual for salaries, wages and related taxes and expenses	56,246	60,039
Interest payable	307	1,881
Payables arising from acquisition of property, plant and equipment	14,027	20,509
Other	26,067	34,055
Total accrued expenses and other	€ 132,060	€ 152,891